STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended											2 Months Ended	12 Months Ended
	Nov. 16, 2023	Nov. 30, 2021	Sep. 28, 2021	Sep. 03, 2021	Feb. 28, 2025	Oct. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	Nov. 30, 2021	Sep. 30, 2021	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Reverse Stock Split					4-to-1 reverse stock split
Common stock shares authorized								300,000,000									300,000,000	300,000,000	300,000,000
Common stock par value								$ 0.0001									$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding								30,763,087									31,342,285	30,763,087	31,342,285
Value of share issued																		$ 10,201
Share issued for settlement of debt						30,000
Value of share issued for settlement of debt						$ 156,000											$ 156,000
Settle of convertible notes , shares						60,598
Settle of convertible notes						$ 315,104
Share price								$ 4.04									$ 12.04	$ 4.04
Exercise price of warrants								$ 8.00										$ 8.00
Value of share issued for consultant services																	$ 2,558,500	$ 7,272,000
Common stock shares issued								30,763,087									31,342,285	30,763,087	31,342,285
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																		1,250
Value of share issued
Share issued for settlement of debt																	30,000
Value of share issued for settlement of debt																	$ 3
Share issued for consultant services																	212,500	1,800,000
Value of share issued for consultant services																	$ 21	$ 180
2023 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued								1,250
Value of share issued								$ 10,000
Exercise price of warrants								$ 8.00										$ 8.00
Warrant term								1 year										1 year
2022 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										19,700	22,500	40,000	70,000
Value of share issued										$ 78,800	$ 90,000	$ 160,000	$ 280,000
Exercise price of warrants										$ 8.00	$ 8.00	$ 8.00	$ 8.00
Warrant term										1 year	1 year	1 year	1 year
2022 Recent Sales of Unregistered Securities [Member] | AdFlare Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for acquisition											125,000
Value of share issued for acquisition											$ 1,500,000
2022 Recent Sales of Unregistered Securities [Member] | Eva Media Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for acquisition			27,548,044
Stock Issued During Period, Shares, Stock Splits			110,192,177
2022 Recent Sales of Unregistered Securities [Member] | Eva Media Corp [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for acquisition			110,192,177
2021 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued		8,500												8,500
Value of share issued		$ 34,000												$ 34,000
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued							25,000
Value of share issued							$ 301,000
Consultant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued							187,500
Value of share issued							$ 2,257,000
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued							25,000
Value of share issued							$ 273,000
Director [Member] | 2023 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for consultant services	25,000								50,000
Share price									$ 4.04
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued							250,000
Value of share issued							$ 2,730,000
Chief Executive Officer [Member] | 2021 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for settlement of debt															133,334
Officer [Member] | 2023 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for consultant services	1,750,000								1,750,000
Share price									$ 4.04
Phil Aspin [Member] | 2023 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for consultant services	25,000
Consultants [Member] | 2022 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for consultant services										556	5,700
Value of share issued for consultant services										$ 6,672	$ 68,400
Consultants [Member] | 2021 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for consultant services				2,500												787,500
Value of share issued for consultant services				$ 29,990												$ 6,250,000
Former Chief Executive Officer [Member] | 2021 Recent Sales of Unregistered Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued for settlement of debt															133,334
Value of share issued for settlement of debt															$ 1,066,668